Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI CAPITAL SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Document Creation Date	dei_DocumentCreationDate	Jul. 15, 2014